Acquisition - Other Acquisition Related Disclosures (Details) - iHealth Technologies - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Purchase price adjustments		$ 979
Transaction costs			$ 5,745
Former stockholders
Payment to former stockholders	$ 22,270	$ 22,270
Accounts payable and accrued other expenses | Former stockholders
Payable to related parties			$ 21,291